Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from (used in) operating activities	¥ (456,808)	$ (66,232)	¥ (477,886)	¥ (73,543)
Net cash used in investing activities	(7,463)	(1,082)	81,697	(109,312)
Net cash (used in) generated from financing activities	(86,239)	(12,504)	(52,899)	2,165,719
Effect of exchange rate changes	36,666	5,317	(37,006)	(155,902)
Net increase cash, cash equivalents and restricted cash	(513,844)	(74,501)	(486,094)	1,826,962
Cash, cash equivalents and restricted cash at the beginning of year	1,439,112	208,652	1,925,206	98,244
Cash, cash equivalents and restricted cash at the end of year	925,268	134,151	1,439,112	1,925,206
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from (used in) operating activities	(19,357)	(2,807)	(51,411)	59,605
Net cash used in investing activities	125,576	18,207	(1,179,603)	(814,967)
Net cash (used in) generated from financing activities	(66,850)	(9,692)	0	2,128,705
Effect of exchange rate changes	1,508	218	(484)	(131,185)
Net increase cash, cash equivalents and restricted cash	40,877	5,926	(1,231,498)	1,242,158
Cash, cash equivalents and restricted cash at the beginning of year	33,101	4,799	1,264,599	22,441
Cash, cash equivalents and restricted cash at the end of year	¥ 73,978	$ 10,725	¥ 33,101	¥ 1,264,599